Memorandum accounts - Financial instruments received as collateral (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Financial instruments received as collateral	$ 65,177	$ 82,342
Financial instrument in connection with OTC derivative transactions | Debt instruments.
Financial instruments
Financial instruments received as collateral	5,483	5,736
Financial instruments in connection with repurchase agreement transactions | Debt instruments.
Financial instruments
Financial instruments received as collateral	59,557	76,592
Financial instruments in connection with securities loans transactions | Equity instruments.
Financial instruments
Financial instruments received as collateral	$ 137	$ 14